Related party transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Other related party transactions
Other related party transactions			$ 0
AGSA
Related party borrowings and receivables
Transaction and other costs reimbursed to (from) AGSA		$ 1	2	$ (12)
AGSA | Selling, general and administrative expenses
Related party borrowings and receivables
Corporate and business unit services	$ 10	$ 9	$ 19	$ 19